Other liabilities - Movements in the pension benefits (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movements in the pension benefits
At the beginning of the year	$ 164	$ 95
Service cost	15	11
Interest cost	47	38
Payments	(6)	(4)
Actuarial loss /(gain)	(6)	24
At the end of the year	$ 214	$ 164